Statement of Additional Information Supplement dated July 20, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Low Volatility Equity Yield Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the table titled “Investments” appearing in “APPENDIX H – PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Low Volatility Equity Yield Fund”:
Investments
The following information is as of August 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Low Volatility Equity Yield Fund
Tarun Gupta[1]	None
Anthony Munchak	None
Glen Murphy	$10,001 - $50,000
Francis Orlando	$1 - $10,000
Jerry Sun[1]	None
The following information replaces in its entirety the table titled “Assets Managed” appearing in “APPENDIX H – PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Low Volatility Equity Yield Fund”:
Assets Managed
The following information is as of August 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Low Volatility Equity Yield Fund
Tarun Gupta[1]	8	$322.0	44	$6,119.0	146 [2]	$12,146.0 [2]
Anthony Munchak	8	$9,363.0	45	$8,210.0	93 [3]	$14,020.0 [3]
Glen Murphy	10	$9,436.0	45	$8,210.0	93 [3]	$14,020.0 [3]
Francis Orlando	8	$9,363.0	45	$8,210.0	93 [3]	$14,020.0 [3]
Jerry Sun[1]	2	$74.0	44	$6,119.0	146 [2]	$12,146.0 [2]
1 The portfolio manager began serving on the Fund effective April 21, 2020. Information for the portfolio manager has been provided as of May 31, 2020.
2 This amount includes 9 funds that pay performance-based fees with $1,280M in total assets under management.
3 This amount includes 10 funds that pay performance-based fees with $1,420M in total assets under management.
ACST-SOAI-SUP 072020